Interest-bearing bank borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Interest-bearing bank borrowings
9.	Interest-bearing bank borrowings

	Interest rate	Maturity	2021	Changes in liabilities arising from financing activities	2022
			RMB’000	RMB’000	RMB’000

Current interest-bearing loans
LPR+80BP interest-bearing loan	LPR+80BP	July 1, 2023	—	20,000	20,000
LPR+185BP interest-bearing loan	LPR+185BP	December 27, 2023	—	18,000	18,000

Total current interest-bearing loans			—	38,000	38,000

Non-current interest-bearing loans
LPR+80BP interest-bearing loan	LPR+80BP	July 1, 2024	—	20,000	20,000
LPR+80BP interest-bearing loan	LPR+80BP	June 30, 2025	—	445,155	445,155

Total non-current interest-bearing loan			—	465,155	465,155

Total interest-bearing loans			—	503,155	503,155

LPR+80BP interest-bearing loans
The banking facility was newly entered into in 2022 and total amount of this banking facility is RMB600 million. The total drawdown amount of the loan is RMB485 million. The loan is mostly repayable until June 30, 2025, partially repayable until July 1, 2023 and July 1, 2024, which
was guaranteed by the Company and Anji Zhidian, one subsidiary of the Group.
LPR+185BP interest-bearing loans
This loan is guaranteed by two subsidiaries of the parent, NewLink Group and is repayable in full on
December 27, 2023.